Leases (Details) - Schedule of Maturities of Lease Liabilities	Mar. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
Remainder of 2024	$ 68,402
2025	136,806
2026	71,231
Total lease payments	276,439
Less: imputed interest	(8,451)
Present value of lease liabilities	$ 267,988